American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Preferred ETF (QPFF)
November 30, 2022

American Century Quality Preferred ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
PREFERRED STOCKS — 83.9%
Automobiles — 0.4%
Ford Motor Co., 6.00%	4,404	104,155
Banks — 24.9%
Bank of America Corp., 5.39%	5,130	97,265
Bank of America Corp., 5.875%	242,000	216,288
Bank of America Corp., 5.875%	4,541	111,572
Bank of America Corp., 6.00%	8,602	213,416
Bank of America Corp., 6.125%	182,000	176,540
Bank of America Corp., 6.25%	250,000	241,875
Citigroup, Inc., 6.875%	16,042	401,531
Citigroup, Inc., 7.125%	15,856	401,791
Citizens Financial Group, Inc., 6.35%	8,600	216,978
Fifth Third Bancorp, 6.00%	4,656	107,880
First Citizens BancShares, Inc., 5.375%	2,810	56,172
First Republic Bank, 4.00%	3,648	61,432
First Republic Bank, 5.125%	12,653	272,799
JPMorgan Chase & Co., 5.75%	6,996	171,752
JPMorgan Chase & Co., 6.75%	319,000	316,499
JPMorgan Chase & Co., Series EE, 6.00%	6,918	175,025
JPMorgan Chase & Co., Series R, 6.00%	334,000	331,495
KeyCorp, 5.65%	9,641	228,492
Old National Bancorp., 7.00%	4,356	108,900
PNC Financial Services Group, Inc., 6.20%	304,000	294,120
Regions Financial Corp., 5.70%	4,152	96,077
Synovus Financial Corp., 6.30%	8,600	208,120
Truist Financial Corp., 4.80%	164,000	149,279
USB Capital IX, 5.10%	179,000	145,326
Wells Fargo & Co., 5.85%	20,685	480,306
Wells Fargo & Co., 5.90%	505,000	464,600
		5,745,530
Capital Markets — 15.8%
Affiliated Managers Group, Inc., 4.20%	4,530	76,330
Affiliated Managers Group, Inc., 5.875%	15,525	355,833
Goldman Sachs Group, Inc., 5.50%	14,398	354,479
Goldman Sachs Group, Inc., 5.53%	5,497	106,972
Goldman Sachs Group, Inc., 6.375%	6,670	169,551
Morgan Stanley, 6.375%	9,074	226,305
Morgan Stanley, 6.875%	12,164	308,601
Morgan Stanley, 7.125%	16,192	413,544
Oaktree Capital Group LLC, 6.55%	16,694	412,342
Oaktree Capital Group LLC, 6.625%	16,505	409,819
State Street Corp., 5.625%	404,000	377,740
State Street Corp., 5.90%	14,148	343,938
Stifel Financial Corp., 6.25%	3,625	91,169
		3,646,623
Consumer Finance — 0.6%
Capital One Financial Corp., 4.375%	7,759	134,929
Diversified Financial Services — 4.5%
Apollo Asset Management, Inc., 6.375%	23,828	585,216

Citigroup, Inc., 6.30%	310,000	291,012
Equitable Holdings, Inc., 5.25%	7,236	150,871
		1,027,099
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 5.00%	5,034	99,421
Qwest Corp., 6.75%	6,586	132,708
		232,129
Electric Utilities — 2.7%
Duke Energy Corp., 5.625%	10,906	265,888
NextEra Energy Capital Holdings, Inc., 5.65%	5,118	127,080
SCE Trust VI, 5.00%	9,791	175,650
Southern Co., 4.20%	3,256	61,083
		629,701
Equity Real Estate Investment Trusts (REITs) — 1.9%
Digital Realty Trust, Inc., 5.25%	3,606	78,250
Kimco Realty Corp., 5.25%	4,405	93,078
Public Storage, 5.05%	4,656	105,225
Public Storage, 5.15%	7,004	157,380
		433,933
Food Products — 1.0%
CHS, Inc., 6.75%	4,404	110,276
CHS, Inc., 7.10%	4,362	109,268
		219,544
Industrial Conglomerates — 1.9%
General Electric Co., 6.62%	440,000	428,450
Insurance — 12.9%
Allstate Corp., 5.10%	4,855	119,676
Allstate Corp., 5.10%	4,985	108,374
Allstate Corp., 5.625%	3,062	71,651
American Equity Investment Life Holding Co., 5.95%	5,352	116,246
American Equity Investment Life Holding Co., 6.625%	2,474	59,351
Arch Capital Group Ltd., 5.45%	5,060	112,332
Aspen Insurance Holdings Ltd., 5.625%	5,066	100,915
Athene Holding Ltd., 4.875%	3,736	68,780
Athene Holding Ltd., 5.625%	9,188	202,687
Athene Holding Ltd., 6.35%	3,663	90,183
Athene Holding Ltd., 6.375%	3,942	98,905
Axis Capital Holdings Ltd., 5.50%	5,165	109,085
Brighthouse Financial, Inc., 5.375%	5,595	110,501
Brighthouse Financial, Inc., 6.60%	7,424	184,635
Enstar Group Ltd., 7.00%	8,738	198,964
Hartford Financial Services Group, Inc., 6.00%	14,141	353,242
MetLife, Inc., 4.29%	2,726	59,318
MetLife, Inc., 5.625%	3,732	90,314
Progressive Corp., 5.375%	250,000	235,625
RenaissanceRe Holdings Ltd., 5.75%	15,017	339,534
W R Berkley Corp., 5.10%	2,936	65,678
W R Berkley Corp., 5.70%	2,894	69,572
		2,965,568
Leisure Products — 1.1%
Brunswick Corp., 6.50%	5,326	130,913
Brunswick Corp., 6.625%	4,657	117,217
		248,130
Mortgage Real Estate Investment Trusts (REITs) — 5.5%
AGNC Investment Corp., 6.125%	10,107	207,901

AGNC Investment Corp., 6.50%	9,522	205,485
Annaly Capital Management, Inc., 6.50%	7,424	170,752
Chimera Investment Corp., 7.75%	4,782	90,523
Chimera Investment Corp., 8.00%	8,558	172,701
MFA Financial, Inc., 6.50%	8,516	154,821
Rithm Capital Corp., 6.375%	14,481	263,409
		1,265,592
Multi-Utilities — 4.3%
Algonquin Power & Utilities Corp., 6.20%	3,713	83,468
Algonquin Power & Utilities Corp., 6.875%	7,256	176,103
CMS Energy Corp., 5.875%	6,544	152,083
CMS Energy Corp., 5.875%	4,572	107,625
DTE Energy Co., 4.375%	4,750	87,542
NiSource, Inc., 6.50%	7,508	184,096
Sempra Energy, 4.875%	213,000	198,090
		989,007
Oil, Gas and Consumable Fuels — 2.6%
DCP Midstream LP, 7.875%	11,858	295,857
Enbridge, Inc., 6.375%	12,644	307,755
		603,612
Real Estate Management and Development — 0.9%
Brookfield Property Partners LP, 5.75%	14,384	215,185
Trading Companies and Distributors — 1.3%
Triton International Ltd., 6.875%	7,693	184,786
WESCO International, Inc., 10.625%	3,816	104,558
		289,344
Wireless Telecommunication Services — 0.6%
United States Cellular Corp., 6.25%	7,692	139,917
TOTAL PREFERRED STOCKS (Cost $21,425,074)		19,318,448
CONVERTIBLE PREFERRED STOCKS — 4.2%
Electric Utilities — 1.1%
American Electric Power Co., Inc., 6.125%, 8/15/23	2,635	139,155
NextEra Energy, Inc., 6.22%, 9/1/23	2,074	104,913
		244,068
Health Care Equipment and Supplies — 1.9%
Becton Dickinson & Co., 6.00%, 6/1/23	4,664	230,308
Boston Scientific Corp., 5.50%, 6/1/23	1,760	199,215
		429,523
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp., 6.875%, 2/15/24	1,406	144,438
Multi-Utilities — 0.6%
NiSource, Inc., 7.75%, 3/1/24	1,379	149,028
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $993,980)		967,057
CORPORATE BONDS — 4.2%
Insurance — 2.9%
Allstate Corp., VRN, 5.75%, 8/15/53	366,000	337,727
Sumitomo Life Insurance Co., VRN, 6.50%, 9/20/73(1)	339,000	337,094
		674,821
Oil, Gas and Consumable Fuels — 1.3%
Enbridge, Inc., VRN, 5.50%, 7/15/77	91,000	79,870
Transcanada Trust, VRN, 5.30%, 3/15/77	248,000	208,850
		288,720
TOTAL CORPORATE BONDS (Cost $1,025,557)		963,541

COMMON STOCKS — 1.2%
Electric Utilities — 0.8%
Southern Co.	2,920	197,509
Multi-Utilities — 0.4%
Dominion Energy, Inc.	1,462	89,343
TOTAL COMMON STOCKS (Cost $344,100)		286,852
SHORT-TERM INVESTMENTS — 5.7%
Money Market Funds — 5.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,309,943)	1,309,943	1,309,943
TOTAL INVESTMENT SECURITIES—99.2% (Cost $25,098,654)		22,845,841
OTHER ASSETS AND LIABILITIES — 0.8%		180,234
TOTAL NET ASSETS — 100.0%		$23,026,075

NOTES TO SCHEDULE OF INVESTMENTS
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $337,094, which represented 1.5% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Preferred Stocks	$15,451,509	$3,866,939	—
Convertible Preferred Stocks	230,308	736,749	—
Corporate Bonds	—	963,541	—
Common Stocks	286,852	—	—
Short-Term Investments	1,309,943	—	—
	$17,278,612	$5,567,229	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.